Consolidated Statements Of Changes In Stockholders' Equity (Parenthetical)	12 Months Ended
	Dec. 31, 2018 shares	Dec. 31, 2017 shares
Consolidated Statements Of Changes In Stockholders' Equity [Abstract]
Stock based incentive plan, shares issued	31,827	39,181
Treasury stock, shares, acquired	3,535	3,518